Document and Entity Information	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2025
Entity File Number	001-41612
Entity Registrant Name	STRIVE, INC.
Entity Central Index Key	0001920406
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-1293236
Entity Address, Address Line One	200 Crescent Ct
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	855
Local Phone Number	427-7360
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false